Consolidated Statements of Shareholders' Investment (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common stock, par value. $1	Dec. 31, 2011 Common stock, par value. $1	Dec. 31, 2010 Common stock, par value. $1	Dec. 31, 2012 Treasury	Dec. 31, 2011 Treasury	Dec. 31, 2009 Treasury	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2012 Retained earnings	Dec. 31, 2011 Retained earnings	Dec. 31, 2010 Retained earnings	Dec. 31, 2012 Non-controlling interests	Dec. 31, 2011 Non-controlling interests	Dec. 31, 2010 Non-controlling interests	Dec. 31, 2012 Accumulated other comprehensive (loss)/ income	Dec. 31, 2011 Accumulated other comprehensive (loss)/ income	Dec. 31, 2010 Accumulated other comprehensive (loss)/ income
Beginning Balance	$ 220,629	$ 196,537	$ 173,740	$ 10,067	$ 9,718	$ 9,403	$ (4,888)	$ (4,761)	$ (4,761)	$ 66,218	$ 59,637	$ 49,989	$ 148,605	$ 131,301	$ 119,135	$ 717	$ 722	$ 307	$ (90)	$ (80)	$ (333)
Beginning Balance, Shares				10,067,000	9,718,000	9,403,000	501,000	496,000	496,000
Net income attributable to Michael Baker Corporation	2,833	17,304	12,166										2,833	17,304	12,166
Stock options exercised	61	202	50	4	14	6				57	188	44
Stock options exercised, Shares	4,000	14,324	6,162	4,000	14,000	6,000
Options granted	199	219	315							199	219	315
Tax benefit deficiency of stock compensation	(340)	(238)	13							(340)	(238)	13
Restricted stock issued				55	73	83				(55)	(73)	(83)
Restricted stock issued, Shares				55,000	73,000	83,000
Amortization of restricted stock	2,344	1,905	1,018							2,344	1,905	1,018
Employee Stock Purchase Plan	1,137	1,168		46	54					1,091	1,114
Employee Stock Purchase Plan, Shares				46,000	54,000
Stock appreciation rights		87	505		4						83	505
Stock appreciation rights, Shares					4,000
Stock issued for acquisition		3,587	8,062		204	226					3,383	7,836
Stock issued for acquisition, Shares					204,000	226,000
Treasury stock purchases	(285)	(127)					(285)	(127)
Treasury stock purchases, Shares							12,000	5,000
Cash dividends ($0.14 per share)	(1,351)												(1,351)
Noncontrolling interests
Income	822	934	768													822	934	768
Profit distribution	(987)	(939)	(353)													(987)	(939)	(353)
Other comprehensive (loss)/income, net of tax:
Unrealized gain/(loss) on investments	47	(30)	(17)																47	(30)	(17)
Foreign currency translation adjustments	43	20	270																43	20	270
Ending Balance	$ 225,152	$ 220,629	$ 196,537	$ 10,172	$ 10,067	$ 9,718	$ (5,173)	$ (4,888)	$ (4,761)	$ 69,514	$ 66,218	$ 59,637	$ 150,087	$ 148,605	$ 131,301	$ 552	$ 717	$ 722		$ (90)	$ (80)
Ending Balance, Shares				(10,172,000)	10,067,000	9,718,000	(513,000)	501,000	496,000